INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.INTANGIBLE ASSETS

Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Finite-lived intangible asset:
Software	9,440,222	10,685,216	1,504,981
Less: Accumulated amortization	(4,213,847)	(5,403,527)	(761,071)
Total finite-lived intangible asset	5,226,375	5,281,689	743,910
Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	6,069,312
Total infinite-lived intangible asset	43,091,503	43,091,503	6,069,312
Total intangible asset	48,317,878	48,373,192	6,813,222

Amortization expenses of finite-lived intangible asset for the years ended December 31, 2021, 2022 and 2023 were RMB588,456, RMB1,256,995 and RMB1,189,681 (US$167,563), respectively.

The estimated useful life of the intangible assets are 6-10 years. The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	As of December 31,
	2024	2025	2026	2027	2028
	RMB	RMB	RMB	RMB	RMB
Software	699,819	689,347	685,737	626,926	575,533

	US$	US$	US$	US$	US$
Software	98,567	97,092	96,584	88,301	81,062

*The Company acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets” criteria and is not considered a business combination in accordance with ASC 805.